                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21686

                          Oppenheimer Portfolio Series
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: January 31

                      Date of reporting period: 10/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Conservative Investor Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

                                                                 SHARES         VALUE
                                                               ----------   ------------
INVESTMENT COMPANIES--100.2%(1)
ALTERNATIVE INVESTMENT FUNDS--11.1%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y         5,085,929   $ 16,987,003
Oppenheimer Real Estate Fund, Cl. Y                             1,448,314     19,045,331
                                                                            ------------
                                                                              36,032,334
                                                                            ------------
FIXED INCOME FUNDS--67.3%
Oppenheimer Champion Income Fund, Cl. Y                        12,727,023     22,908,641
Oppenheimer Core Bond Fund, Cl. Y                              16,658,283    102,281,857
Oppenheimer International Bond Fund, Cl. Y                      3,996,400     26,136,459
Oppenheimer Limited-Term Government Fund, Cl. Y                 7,274,782     67,073,490
                                                                            ------------
                                                                             218,400,447
                                                                            ------------
GLOBAL EQUITY FUND--5.4%
Oppenheimer Global Fund, Cl. Y                                    353,107     17,697,737
MONEY MARKET FUND--0.2%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.26%(2)                                                          679,156        679,156
U.S. EQUITY FUNDS--16.2%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)                   460,507     17,333,470
Oppenheimer Main Street Fund, Cl. Y                               660,302     17,478,188
Oppenheimer Value Fund, Cl. Y                                     941,460     17,831,249
                                                                            ------------
                                                                              52,642,907
                                                                            ------------
TOTAL INVESTMENTS, AT VALUE (COST $414,940,722)                     100.2%   325,452,581
LIABILITIES IN EXCESS OF OTHER ASSETS                                (0.2)      (758,223)
                                                               ----------   ------------
NET ASSETS                                                          100.0%  $324,694,358
                                                               ==========   ============

FOOTNOTES TO STATEMENT OF INVESTMENTS


                         1 | CONSERVATIVE INVESTOR FUND

Conservative Investor Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES           GROSS        GROSS          SHARES
                                                          JANUARY 31, 2009    ADDITIONS   REDUCTIONS   OCTOBER 31, 2009
                                                          ----------------   ----------   ----------   ----------------
Oppenheimer Capital Appreciation Fund, Cl. Y                    525,551          40,104      105,148         460,507
Oppenheimer Champion Income Fund, Cl. Y                       7,100,439       8,024,888    2,398,304      12,727,023
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y       3,124,062       2,625,603      663,736       5,085,929
Oppenheimer Core Bond Fund, Cl. Y                            16,515,487       2,277,330    2,134,534      16,658,283
Oppenheimer Global Fund, Cl. Y                                  429,928          31,239      108,060         353,107
Oppenheimer Institutional Money Market Fund, Cl. E                   --      49,807,138   49,127,982         679,156
Oppenheimer International Bond Fund, Cl. Y                    3,991,455         396,563      391,618       3,996,400
Oppenheimer Limited-Term Government Fund, Cl. Y               8,315,752         829,582    1,870,552       7,274,782
Oppenheimer Main Street Fund, Cl. Y                             779,922          56,894      176,514         660,302
Oppenheimer Real Estate Fund, Cl. Y                           1,285,658         359,245      196,589       1,448,314
Oppenheimer Value Fund, Cl. Y                                 1,085,665          80,835      225,040         941,460

                                                                                            REALIZED
                                                                VALUE          INCOME         LOSS
                                                          ----------------   ----------   -----------
Oppenheimer Capital Appreciation Fund, Cl. Y                $ 17,333,470     $       --   $ 1,877,158
Oppenheimer Champion Income Fund, Cl. Y                       22,908,641      1,047,847    16,921,909
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y       16,987,003             --     3,175,139
Oppenheimer Core Bond Fund, Cl. Y                            102,281,857      3,964,436     8,780,722
Oppenheimer Global Fund, Cl. Y                                17,697,737             --     3,386,279
Oppenheimer Institutional Money Market Fund, Cl. E               679,156          2,286            --
Oppenheimer International Bond Fund, Cl. Y                    26,136,459        754,008       218,028
Oppenheimer Limited-Term Government Fund, Cl. Y               67,073,490      3,258,235     2,231,542
Oppenheimer Main Street Fund, Cl. Y                           17,478,188             --     3,035,435
Oppenheimer Real Estate Fund, Cl. Y                           19,045,331        317,066     2,570,412
Oppenheimer Value Fund, Cl. Y                                 17,831,249             --     2,405,919
                                                            ------------     ----------   -----------
                                                            $325,452,581     $9,343,878   $44,602,543
                                                            ============     ==========   ===========

2.   Rate shown is the 7-day yield as of October 31, 2009.

3.   Non-income producing security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of October 31, 2009 based on valuation input level:


                         2 | CONSERVATIVE INVESTOR FUND

Conservative Investor Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

                                                               LEVEL 3--
                           LEVEL 1--         LEVEL 2--        SIGNIFICANT
                           UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                         QUOTED PRICES   OBSERVABLE INPUTS      INPUTS          VALUE
                         -------------   -----------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies      $325,452,581          $--               $--       $325,452,581
Total Assets              $325,452,581          $--               $--       $325,452,581

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment


                         3 | Conservative Investor Fund

Conservative Investor Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $ 453,254,963
                                  -------------
Gross unrealized appreciation     $   2,092,688
Gross unrealized depreciation      (129,895,070)
                                  -------------
Net unrealized depreciation       $(127,802,382)
                                  =============


                         4 | CONSERVATIVE INVESTOR FUND

Moderate Investor Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

                                                                 SHARES         VALUE
                                                               ----------   ------------
INVESTMENT COMPANIES--100.0%(1)
ALTERNATIVE INVESTMENT FUNDS--10.1%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y        11,694,042   $ 39,058,099
Oppenheimer Real Estate Fund, Cl. Y                             3,341,582     43,941,808
                                                                            ------------
                                                                              82,999,907
                                                                            ------------
FIXED INCOME FUNDS--45.5%
Oppenheimer Champion Income Fund, Cl. Y                        20,821,355     37,478,439
Oppenheimer Core Bond Fund, Cl. Y                              27,434,515    168,447,923
Oppenheimer International Bond Fund, Cl. Y                      8,852,970     57,898,427
Oppenheimer Limited-Term Government Fund, Cl. Y                11,834,873    109,117,525
                                                                            ------------
                                                                             372,942,314
                                                                            ------------
GLOBAL EQUITY FUND--9.9%
Oppenheimer Global Fund, Cl. Y                                  1,626,893     81,539,896
                                                                            ------------
MONEY MARKET FUND--0.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.26%(2)      285,886        285,886
                                                                            ------------
U.S. EQUITY FUNDS--34.5%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)                 2,120,781     79,826,205
Oppenheimer Main Street Fund, Cl. Y                             3,041,523     80,509,118
Oppenheimer Main Street Opportunity Fund, Cl. Y                 3,881,655     40,097,492
Oppenheimer Value Fund, Cl. Y                                   4,338,749     82,175,906
                                                                            ------------
                                                                             282,608,721
                                                                            ------------
TOTAL INVESTMENTS, AT VALUE (COST $1,084,673,927)                   100.0%   820,376,724
LIABILITIES IN EXCESS OF OTHER ASSETS                                 0.0       (230,361)
                                                                            ------------
NET ASSETS                                                          100.0%  $820,146,363
                                                                            ============

Footnotes to Statement of Investments


                           1 | MODERATE INVESTOR FUND

Moderate Investor Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES                                 SHARES
                                                            JANUARY       GROSS        GROSS       OCTOBER
                                                           31, 2009     ADDITIONS   REDUCTIONS    31, 2009
                                                          ----------   ----------   ----------   ----------
Oppenheimer Capital Appreciation Fund, Cl. Y               2,332,832       96,972      309,023    2,120,781
Oppenheimer Champion Income Fund, Cl. Y                   15,642,337    7,441,442    2,262,424   20,821,355
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y    7,049,222    5,380,896      736,076   11,694,042
Oppenheimer Core Bond Fund, Cl. Y                         24,266,078    4,658,169    1,489,732   27,434,515
Oppenheimer Global Fund, Cl. Y                             1,901,836       76,316      351,259    1,626,893
Oppenheimer Institutional Money Market Fund, Cl. E                --   54,940,981   54,655,095      285,886
Oppenheimer International Bond Fund, Cl. Y                 8,723,767      573,316      444,113    8,852,970
Oppenheimer Limited-Term Government Fund, Cl. Y           11,740,378      846,498      752,003   11,834,873
Oppenheimer Main Street Fund, Cl. Y                        3,447,496      137,101      543,074    3,041,523
Oppenheimer Main Street Opportunity Fund, CI. Y            4,525,577      176,500      820,422    3,881,655
Oppenheimer Real Estate Fund, Cl. Y                        2,860,717      694,700      213,835    3,341,582
Oppenheimer Value Fund, Cl. Y                              4,800,853      196,019      658,123    4,338,749

                                                                                         REALIZED
                                                              VALUE         INCOME         LOSS
                                                          ------------   -----------   -----------
Oppenheimer Capital Appreciation Fund, Cl. Y              $ 79,826,205   $        --   $ 5,637,485
Oppenheimer Champion Income Fund, Cl. Y                     37,478,439     2,195,748    16,315,844
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y     39,058,099            --     3,743,940
Oppenheimer Core Bond Fund, Cl. Y                          168,447,923     7,877,492     6,815,502
Oppenheimer Global Fund, Cl. Y                              81,539,896            --    11,170,157
Oppenheimer Institutional Money Market Fund, Cl. E             285,886         5,079            --
Oppenheimer International Bond Fund, Cl. Y                  57,898,427     1,691,470       232,099
Oppenheimer Limited-Term Government Fund, Cl. Y            109,117,525     4,078,045       735,716
Oppenheimer Main Street Fund, Cl. Y                         80,509,118            --     9,806,012
Oppenheimer Main Street Opportunity Fund, CI. Y             40,097,492            --     4,941,271
Oppenheimer Real Estate Fund, Cl. Y                         43,941,808       748,824     3,124,838
Oppenheimer Value Fund, Cl. Y                               82,175,906            --     7,586,732
                                                          ------------   -----------   -----------
                                                          $820,376,724   $16,596,658   $70,109,596
                                                          ============   ===========   ===========

(2.) Rate shown is the 7-day yield as of October 31, 2009.

(3.) Non-income producing security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of October 31, 2009 based on valuation input level:


                           2 | MODERATE INVESTOR FUND

Moderate Investor Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

                                                               LEVEL 3--
                           LEVEL 1--         LEVEL 2--        SIGNIFICANT
                           UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                         QUOTED PRICES   OBSERVABLE INPUTS      INPUTS          VALUE
                         -------------   -----------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies      $820,376,724          $--               $--       $820,376,724
                          ------------          ---               ---       ------------
Total Assets              $820,376,724          $--               $--       $820,376,724
                          ------------          ---               ---       ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment


                           3 | MODERATE INVESTOR FUND

Moderate Investor Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 1,156,170,499
                                 ===============
Gross unrealized appreciation    $     5,194,792
Gross unrealized depreciation       (340,988,567)
                                 ---------------
Net unrealized depreciation      $  (335,793,775)
                                 ===============


                           4 | MODERATE INVESTOR FUND

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

                                                              Shares          Value
                                                            ----------   --------------
INVESTMENT COMPANIES--99.6%(1)
ALTERNATIVE INVESTMENT FUNDS--9.3%
Oppenheimer Real Estate Fund, Cl. Y                          5,666,493   $   74,514,380
Oppenheimer Commodity Strategy Total Return Fund,
   Cl. Y                                                    29,534,480       98,645,162
Oppenheimer Gold & Special Minerals Fund, Cl. A                238,729        7,474,619
                                                                         --------------
                                                                            180,634,161
                                                                         --------------
FIXED INCOME FUNDS--25.9%
Oppenheimer U.S. Government Trust, Cl. Y                    13,892,728      127,257,390
Oppenheimer Core Bond Fund, Cl. Y                           32,452,193      199,256,465
Oppenheimer International Bond Fund, Cl. Y                  16,853,217      110,220,042
Oppenheimer Champion Income Fund, Cl. Y                     35,460,160       63,828,288
                                                                         --------------
                                                                            500,562,185
                                                                         --------------
GLOBAL EQUITY FUNDS--22.7%
Oppenheimer International Growth Fund, Cl. Y                 7,483,390      176,159,010
Oppenheimer Global Fund, Cl. Y                               2,757,398      138,200,791
Oppenheimer Developing Markets Fund, Cl. Y                   3,881,556      100,959,276
Oppenheimer International Small Company Fund, Cl. Y          1,252,949       23,254,728
                                                                         --------------
                                                                            438,573,805
                                                                         --------------
MONEY MARKET FUND--1.2%
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.26%(2)                                                 23,531,093       23,531,093
                                                                         --------------
U.S. EQUITY FUNDS--40.5%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)              5,685,262      213,993,253
Oppenheimer Main Street Fund, Cl. Y                          8,101,748      214,453,267
Oppenheimer Value Fund, Cl. Y                               11,295,356      213,934,034
Oppenheimer Main Street Small Cap Fund, Cl. Y                8,850,547      140,192,664
                                                                         --------------
                                                                            782,573,218
                                                                         --------------
Total Investment Companies (Cost $2,203,746,327)                          1,925,874,462
                                                                         --------------
U.S. GOVERNMENT OBLIGATIONS--0.5%
U.S. Treasury Bills, 0.256%, 12/3/09(4) (Cost $9,998,800)   10,000,000        9,998,800
                                                                         --------------
TOTAL INVESTMENTS, AT VALUE (COST $2,213,745,127)                100.1%   1,935,873,262
Liabilities in Excess of Other Assets                             (0.1)      (1,536,682)
                                                                 -----   --------------
Net Assets                                                       100.0%  $1,934,336,580
                                                                 =====   ==============

Footnotes to Statement of Investments


                           1 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                  SHARES                                     SHARES
                                               JANUARY 31,      GROSS         GROSS       OCTOBER 31,
                                                   2009       ADDITIONS     REDUCTIONS        2009
                                               -----------   -----------   -----------    -----------
Oppenheimer Capital Appreciation Fund, Cl. Y     8,783,285       267,766     3,365,789      5,685,262
Oppenheimer Champion Income Fund, Cl. Y         21,194,454    20,674,551     6,408,845     35,460,160
Oppenheimer Commodity Strategy Total Return
   Fund, Cl. Y                                  16,267,698    15,158,840     1,892,058     29,534,480
Oppenheimer Core Bond Fund, Cl. Y               27,132,676    10,404,857     5,085,340     32,452,193
Oppenheimer Developing Markets Fund, Cl. Y       3,730,645     1,971,442     1,820,531      3,881,556
Oppenheimer Discovery Fund, Cl. Y                       --             7(a)          7             --
Oppenheimer Global Fund, Cl. Y                   3,003,866       359,918       606,386      2,757,398
Oppenheimer Gold & Special Minerals Fund,
   Cl. A                                                --       261,979        23,250        238,729
Oppenheimer Institutional Money Market
   Fund, Cl. E                                  33,291,478   251,801,495   261,561,880     23,531,093
Oppenheimer International Bond Fund, Cl. Y      10,486,302     7,471,864     1,104,949     16,853,217
Oppenheimer International Growth Fund, Cl. Y     8,313,075       936,958     1,766,643      7,483,390
Oppenheimer International Small Company
   Fund, Cl. Y                                          --     1,601,917       348,968      1,252,949
Oppenheimer Main Street Fund, Cl. Y              7,759,207     1,309,098       966,557      8,101,748
Oppenheimer Main Street Small Cap Fund,
   Cl. Y                                         9,165,954     1,542,144     1,857,551      8,850,547
Oppenheimer MidCap Fund, Cl. Y                   2,666,826        12,173     2,678,999(a)          --
Oppenheimer Real Estate Fund, Cl. Y              4,932,187     1,654,766       920,460      5,666,493
Oppenheimer Small- & Mid- Cap Value Fund,
   Cl. Y                                         1,562,855         8,205     1,571,060             --
Oppenheimer U.S. Government Trust, Cl. Y        14,581,076     2,151,512     2,839,860     13,892,728
Oppenheimer Value Fund, Cl. Y                   17,156,128       372,651     6,233,423     11,295,356

                                                                                 REALIZED
                                                    VALUE          INCOME      GAIN (LOSS)
                                               --------------   -----------   -------------
Oppenheimer Capital Appreciation Fund, Cl. Y   $  213,993,253   $        --    $(48,721,233)
Oppenheimer Champion Income Fund, Cl. Y            63,828,288     3,454,299     (27,539,662)
Oppenheimer Commodity Strategy Total Return
   Fund, Cl. Y                                     98,645,162            --     (10,893,403)
Oppenheimer Core Bond Fund, Cl. Y                 199,256,465     8,768,343     (15,229,245)
Oppenheimer Developing Markets Fund, Cl. Y        100,959,276            --      (5,057,253)
Oppenheimer Discovery Fund, Cl. Y                          --            --              14
Oppenheimer Global Fund, Cl. Y                    138,200,791            --     (16,479,322)
Oppenheimer Gold & Special Minerals Fund,
   Cl. A                                            7,474,619            --          32,563
Oppenheimer Institutional Money Market
Fund, Cl. E                                        23,531,093        93,948              --
Oppenheimer International Bond Fund, Cl. Y        110,220,042     2,815,823        (392,864)
Oppenheimer International Growth Fund, Cl. Y      176,159,010            --      (4,630,717)
Oppenheimer International Small Company
   Fund, Cl. Y                                     23,254,728            --        1,823,180
Oppenheimer Main Street Fund, Cl. Y               214,453,267            --     (18,153,235)
Oppenheimer Main Street Small Cap Fund,
   Cl. Y                                          140,192,664            --     (17,671,507)
Oppenheimer MidCap Fund, Cl. Y                             --            --     (15,665,162)
Oppenheimer Real Estate Fund, Cl. Y                74,514,380     1,494,118      (7,631,837)
Oppenheimer Small- & Mid- Cap Value Fund,
   Cl. Y                                                   --            --     (15,274,715)
Oppenheimer U.S. Government Trust, Cl. Y          127,257,390     5,401,130      (2,601,265)
Oppenheimer Value Fund, Cl. Y                     213,934,034            --     (68,267,001)
                                               --------------   -----------   -------------
                                               $1,925,874,462   $22,027,661   $(272,352,664)
                                               ==============   ===========   =============

(a.) All or a portion is the result of a corporate action.


                           2 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

(2.) Rate shown is the 7-day yield as of October 31, 2009.

(3.) Non-income producing security.

(4.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $9,998,000. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of October 31, 2009 based on valuation input level:

                                                 LEVEL 2--
                                                   OTHER        LEVEL 3--
                                  LEVEL 1--     SIGNIFICANT    SIGNIFICANT
                                 UNADJUSTED      OBSERVABLE   UNOBSERVABLE
                                QUOTED PRICES      INPUTS        INPUTS           VALUE
                               --------------   -----------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies           $1,925,874,462   $        --       $--        $1,925,874,462
U.S. Government Obligations                --     9,998,800        --             9,998,800
                               --------------   -----------       ---        --------------
Total Investments, at Value     1,925,874,462     9,998,800        --         1,935,873,262
OTHER FINANCIAL INSTRUMENTS:
Depreciated swaps, at value                --     1,981,645        --             1,981,645
Futures margins                       203,519            --        --               203,519
                               --------------   -----------       ---        --------------
Total Assets                   $1,926,077,981   $11,980,445       $--        $1,938,058,426
                               --------------   -----------       ---        --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value    $           --   $(1,235,883)      $--        $   (1,235,883)
Depreciated swaps, at value                --    (1,068,238)       --            (1,068,238)
                               --------------   -----------       ---        --------------
Total Liabilities              $           --   $(2,304,121)      $--        $   (2,304,121)
                               --------------   -----------       ---        --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FUTURES CONTRACTS AS OF OCTOBER 31, 2009 ARE AS FOLLOWS:

                                        NUMBER OF   EXPIRATION                  UNREALIZED
CONTRACT DESCRIPTION         BUY/SELL   CONTRACTS      DATE         VALUE      APPRECIATION
--------------------         --------   ---------   ----------   -----------   ------------
U.S. Treasury Nts., 10 yr.        Buy      233       12/21/09    $27,635,984     $288,606


                           3 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

CREDIT DEFAULT SWAP CONTRACTS AS OF OCTOBER 31, 2009 ARE AS FOLLOWS:

                                                 PAY/                    UPFRONT
                         BUY/SELL   NOTIONAL   RECEIVE                   PAYMENT                     UNREALIZED
SWAP COUNTERPARTY/         CREDIT     AMOUNT    FIXED    TERMINATION    RECEIVED/                   APPRECIATION
REFERENCE ENTITY       PROTECTION    (000'S)     RATE        DATE         (PAID)        VALUE      (DEPRECIATION)
------------------     ----------   --------   -------   -----------   -----------   -----------   --------------
CDX EMERGING MARKETS
   INDEX, SERIES 12
Barclays Bank plc            Sell    $18,700      5%      12/20/14     $(2,187,380)  $ 1,981,645     $ (205,735)
                                     -------                           -----------   -----------     ----------
                            Total     18,700                            (2,187,380)    1,981,645       (205,735)
                                     -------                           -----------   -----------     ----------
CDX NORTH AMERICA
   HIGH YIELD INDEX,
   SERIES 12:
Barclays Bank plc            Sell     10,340      5        6/20/14       4,163,292      (438,539)     3,724,753
Goldman Sachs
International                Sell     18,800      5        6/20/14       2,159,389      (797,344)     1,362,045
                                     -------                           -----------   -----------     ----------
                            Total     29,140                             6,322,681    (1,235,883)     5,086,798
                                     -------                           -----------   -----------     ----------
   Grand Total Buys                                                             --            --             --
   Grand Total Sells                                                     4,135,301       745,762      4,881,063
                                                                       -----------   -----------     ----------
      Total Credit Default Swaps                                       $ 4,135,301   $   745,762     $4,881,063
                                                                       ===========   ===========     ==========

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                                             TOTAL MAXIMUM
                                                               POTENTIAL
                                                             PAYMENTS FOR
                                                            SELLING CREDIT                    REFERENCE
                                                              PROTECTION        AMOUNT      ASSET RATING
TYPE OF REFERENCE ASSET ON WHICH THE FUND SOLD PROTECTION   (UNDISCOUNTED)   RECOVERABLE*      RANGE**
---------------------------------------------------------   --------------   ------------   ------------
Non-Investment Grade Corporate Debt Indexes                   $47,840,000         $--         BB+ to B

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

TOTAL RETURN SWAP CONTRACTS AS OF OCTOBER 31, 2009 ARE AS FOLLOWS:

                                  NOTIONAL
REFERENCE ENTITY/                  AMOUNT            PAID BY                  RECEIVED BY          TERMINATION
SWAP COUNTERPARTY                  (000'S)           THE FUND                   THE FUND               DATE         VALUE
-----------------                 --------           --------                 -----------          -----------   -----------
THE BARCLAYS CAPITAL US FIXED
RATE MORTGAGE INDEX
Barclays Bank plc                  $19,702   If positive, the Total    One-Month USD BBA             11/5/09     $   (96,557)
                                             Return of the             LIBOR minus 50 basis
                                             Barclays Capital          points and if negative,
                                             US Fixed Rate             the absolute value of the
                                             Mortgage Index            Total Return of the
                                                                       Barclays Capital US
                                                                       Fixed Rate Mortgage
                                                                       Index
MSCI DAILY TR NET EMERGING
MARKETS USD INDEX


                           4 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

UBS AG                              18,375   One-Month USD             If positive, the Total        5/12/10        (857,475)
                                             BBA LIBOR plus            Return of the MSCI
                                             100 basis points          Daily Net Emerging
                                             and if negative, the      Markets USD Index
                                             absolute value of
                                             the Total Return of
                                             the MSCI Daily Net
                                             Emerging Markets
                                             USD Index
STANDARD & POOR'S 100 INDEX
Goldman Sachs Group, Inc. (The)     23,164   If positive, the Total    One-Month USD BBA             10/8/10        (114,206)
                                             Return of the             LIBOR minus 15 basis
                                             Standard & Poor's         points and if negative,
                                             100 Index                 the absolute value of the
                                                                       Total Return of the
                                                                       Standard & Poor's 100
                                                                       Index
                                                                                                                 -----------
   Total of Total Return Swaps                                                                                   $(1,068,238)
                                                                                                                 ===========

Abbreviations are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
MSCI        Morgan Stanley Capital International
TR          Total Return

SWAP SUMMARY AS OF OCTOBER 31, 2009 IS AS FOLLOWS:

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

                                                        NOTIONAL
                                     SWAP TYPE FROM      AMOUNT
SWAP COUNTERPARTY                   FUND PERSPECTIVE     (000'S)      VALUE
-----------------                   ----------------    --------   ----------
Barclays Bank plc:
                                  Credit Default Sell
                                  Protection             $29,040   $1,543,106
                                  Total Return            19,702      (96,557)
                                                                   ----------
                                                                    1,446,549
                                                                   ----------
Goldman Sachs Group, Inc. (The)   Total Return            23,164     (114,206)
                                                                   ----------
                                  Credit Default Sell
Goldman Sachs International       Protection              18,800     (797,344)
                                                                   ----------
UBS AG                            Total Return            18,375     (857,475)
                                                                   ----------
   Total Swaps                                                     $ (322,476)
                                                                   ==========

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing assets and liabilities are


                           5 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can


                           6 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of October 31, 2009, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $1,981,645, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts


                           7 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

     for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $1,446,549 as of October 31, 2009.

     CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     As of October 31, 2009, the total value of derivative positions with credit related contingent features in a net liability position was $1,769,025. If a contingent feature would have been triggered as of October 31, 2009, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not hold or post collateral for its derivative transactions.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

As of October 31, 2009, the Fund had no outstanding forward contracts.

FUTURES


                           8 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

                           9 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

     The Fund has entered into total return swaps on various equity indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.

     The Fund has entered into total return swaps on various equity indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same index multiplied by the notional amount of the contract.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.


                           10 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $2,567,685,343
Federal tax cost of other investments       23,212,077
                                        --------------
Total federal tax cost                  $2,590,897,420
                                        ==============
Gross unrealized appreciation           $   94,190,613
Gross unrealized depreciation             (721,901,263
                                        --------------
Net unrealized depreciation             $ (627,710,650)
                                        ==============


                           11 | Active Allocation Fund

Equity Investor Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

                                                                 SHARES        VALUE
                                                               ---------   ------------
INVESTMENT COMPANIES--100.2%(1)
GLOBAL EQUITY FUNDS--35.5%
Oppenheimer Developing Markets Fund, Cl. Y                     2,019,340   $ 52,523,032
Oppenheimer Global Fund, Cl. Y                                 2,075,653    104,031,743
Oppenheimer Global Opportunities Fund, Cl. Y                   1,123,896     26,355,363
                                                                           ------------
                                                                            182,910,138
                                                                           ------------
MONEY MARKET FUND--0.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.26%(2)     552,152        552,152
                                                                           ------------
U.S. EQUITY FUNDS--64.6%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)                2,704,900    101,812,437
Oppenheimer Main Street Fund, Cl. Y                            2,908,313     76,983,046
Oppenheimer Main Street Opportunity Fund, Cl. Y                2,487,079     25,691,521
Oppenheimer Main Street Small Cap Fund, Cl. Y                  3,154,305     49,964,190
Oppenheimer Value Fund, Cl. Y                                  4,147,217     78,548,298
                                                                           ------------
                                                                            332,999,492
                                                                           ------------
TOTAL INVESTMENTS, AT VALUE (COST $630,142,363)                    100.2%   516,461,782
LIABILITIES IN EXCESS OF OTHER ASSETS                               (0.2)      (809,320)
                                                                   -----   ------------
NET ASSETS                                                         100.0%  $515,652,462
                                                                   =====   ============

FOOTNOTES TO STATEMENT OF INVESTMENTS


                            1 | EQUITY INVESTOR FUND

Equity Investor Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES           GROSS        GROSS          SHARES
                                                     JANUARY 31, 2009    ADDITIONS   REDUCTIONS   OCTOBER 31, 2009
                                                     ----------------   ----------   ----------   ----------------
Oppenheimer Capital Appreciation Fund, Cl. Y             2,443,260         345,502       83,862       2,704,900
Oppenheimer Developing Markets Fund, Cl. Y               1,051,398       1,014,651       46,709       2,019,340
Oppenheimer Global Fund, Cl. Y                           1,987,573         175,890       87,810       2,075,653
Oppenheimer Global Opportunities Fund, Cl. Y             1,214,009          95,541      185,654       1,123,896
Oppenheimer Institutional Money Market Fund, Cl. E              --      29,523,151   28,970,999         552,152
Oppenheimer Main Street Fund, Cl. Y                      2,698,904         298,753       89,344       2,908,313
Oppenheimer Main Street Opportunity Fund, Cl. Y          4,725,621         372,801    2,611,343       2,487,079
Oppenheimer Main Street Small Cap Fund, Cl. Y            3,122,674         268,136      236,505       3,154,305
Oppenheimer Value Fund, Cl. Y                            3,761,980         512,205      126,968       4,147,217

                                                                               REALIZED
                                                         VALUE      INCOME       LOSS
                                                     ------------   ------   -----------
Oppenheimer Capital Appreciation Fund, Cl. Y         $101,812,437   $   --   $ 1,747,713
Oppenheimer Developing Markets Fund, Cl. Y             52,523,032       --     1,244,885
Oppenheimer Global Fund, Cl. Y                        104,031,743       --     3,306,587
Oppenheimer Global Opportunities Fund, Cl. Y           26,355,363       --     3,563,906
Oppenheimer Institutional Money Market Fund, Cl. E        552,152    3,032            --
Oppenheimer Main Street Fund, Cl. Y                    76,983,046       --     1,919,786
Oppenheimer Main Street Opportunity Fund, Cl. Y        25,691,521       --    12,946,426
Oppenheimer Main Street Small Cap Fund, Cl. Y          49,964,190       --     2,401,216
Oppenheimer Value Fund, Cl. Y                          78,548,298       --     1,782,490
                                                     ------------   ------   -----------
                                                     $516,461,782   $3,032   $28,913,009
                                                     ============   ======   ===========

(2.) Rate shown is the 7-day yield as of October 31, 2009.

(3.) Non-income producing security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of October 31, 2009 based on valuation input level:

                                                               LEVEL 3--
                           LEVEL 1--         LEVEL 2--        SIGNIFICANT
                           UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                         QUOTED PRICES   OBSERVABLE INPUTS      INPUTS          VALUE
                         -------------   -----------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies      $516,461,782          $--               $--       $516,461,782
                          ------------          ---               ---       ------------
Total Assets              $516,461,782          $--               $--       $516,461,782
                          ------------          ---               ---       ------------


                            2 | EQUITY INVESTOR FUND

Equity Investor Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2009 are noted below. The


                            3 | EQUITY INVESTOR FUND

Equity Investor Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 665,998,551
                                 =============
Gross unrealized appreciation    $          --
Gross unrealized depreciation     (149,536,769)
                                 -------------
Net unrealized depreciation      $(149,536,769)
                                 =============


                            4 | EQUITY INVESTOR FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/10/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/10/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/10/2009